INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of deferred tax asset
Expected Federal Income Tax Rate (as a percent)	35.00%	35.00%
Significant Components of Deferred Tax Assets
Operating loss carry forward	$ 237,375	$ 212,710
Unamortized exploration expense	6,221	7,247
Fixed asset depreciation	(227)	17
Deductible stock based compensation	1,630	4,958
Other	177	279
Deductible temporary difference	245,176	225,211
Taxable temporary difference - Investment in Eureka Moly, LLC	127,325	120,679
Embedded derivative debt discount	(1,916)	(875)
Net deductible temporary difference	115,935	103,657
Deferred tax asset	40,577	36,280
Deferred tax asset valuation allowance	(40,577)	(36,280)
Net operating loss carry-forwards	237,400	212,700
Change in deferred tax asset valuation allowance	4,300
Unrecognized tax benefits	$ 0	$ 0	$ 0